UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2007

Date of reporting period:	March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended March 31, 2007

Total Return for the 12 Months Ended March 31, 2007
Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
18.56%	18.65%	17.69%	18.89%	15.44%	16.69%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended March 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B Shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Performance of global economies was mixed during the 12 months ended March 31, 2007. In the U.S., consumer confidence was hit by falling home values, volatile equity markets and rising gasoline prices. A drop in consumer confidence indicated that consumer spending could be constrained going forward. The housing market correction appears to be a potential headwind for economic growth, and the emergence of distress in the sub-prime mortgage market led to speculation that defaults might spread to more "secure" segments of the mortgage market, giving rise to a broader credit crunch. Inflation remained above the Federal Open Market Committee's (the "Fed") acceptable range, underscoring the increasing dilemma for Fed policymakers. Given the markets' sensitivity to changes in borrowing costs, we believe any further rate increases would likely cause the housing slump to worsen.

Elsewhere, economic data remained robust. Economies in Europe performed well, as labor markets improved and the German economy showed very little drag from the increase in sales tax implemented in January. The European Central Bank and the Bank of England have both highlighted that inflationary pressures remain. In Asia, positive economic data began to indicate a broadening economic recovery in Japan. The People's Bank of China raised one-year lending rates for the third time in 11 months in an attempt to curb soaring investment.

Performance Analysis

Morgan Stanley Global Dividend Growth Securities outperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Value

Funds Average for the 12 months ended March 31, 2007, assuming no deduction of applicable sales charges.

Relative to the MSCI World Index, the strongest stock selection during the period came from the consumer staples sector and the Fund also benefited from its overweight position in that sector. Within the consumer staples sector, holdings in the food, beverage and tobacco group led performance for the Fund. Good returns in the food retailing group also added value. We have maintained the Fund's long-held overweight position in this sector as we have continued to find investment opportunities in what we believe to be are attractively valued consumer staples companies that generate significant free cash flow.

Stock selection in the information technology sector was another positive contributor during the period. The bulk of the outperformance in this sector came from the Fund's holdings within the technology, hardware and equipment group. The Fund also benefited from an underweight position in software and services stocks and zero exposure to the weak performing semiconductors group.

The Fund's positioning in the energy sector turned out to be advantageous during the period. Here, the Fund's investments have been focused in the integrated oil companies, which have been less volatile than the oil exploration and services companies that are more highly geared to the price of oil. More recently we have selectively increased the Fund's exposure to the energy sector but remain relatively underweight.

Conversely, the Fund's underweight allocation in the utilities sector detracted from performance over the reporting period. Utilities were the MSCI World Index's strongest performing sector for the year and therefore an underweight position kept the Fund from fully capturing upside performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Altria Group, Inc.	2.7%
BNP Paribas S.A.	2.7
Cadbury Schweppes Plc	2.4
GlaxoSmithKline Plc	2.4
Schering-Plough Corp.	2.3
Imperial Tobacco Group	2.1
International Business Machines Corp.	2.1
Tyco International Ltd.	2.1
Royal Bank of Scotland	2.1
Royal Dutch Shell PLC (ADR) (Class A)	2.0
TOP FIVE COUNTRIES
United States	34.4%
United Kingdom	21.8
Japan	8.6
France	7.5
Netherlands	4.1

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies with a record of paying dividends and potential for increasing dividends. The Fund invests in at least three separate countries. The percentage of the Fund's assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser. In addition, in selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. Portfolio securities are typically sold when the portfolio management team assesses that a holding no longer satisfies some or all of its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our

Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended March 31, 2007
Symbol	Class A Shares* (since 07/28/97) GLBAX		Class B Shares** (since 06/30/93) GLBBX		Class C Shares† (since 07/28/97) GLBCX		Class D Shares†† (since 07/28/97) GLBDX
1 Year	18.56% 12.34	[3] [4]	18.65% 13.65	[3] [4]	17.69% 16.69	[3] [4]	18.89% —	[3]
5 Years	10.93 9.74	[3] [4]	10.50 10.23	[3] [4]	10.10 10.10	[3] [4]	11.20 —	[3]
10 Years	— —		7.87 7.87	[3] [4]	— —		— —
Since Inception	6.98 6.39	[3] [4]	9.32 9.32	[3] [4]	6.18 6.18	[3] [4]	7.22 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on March 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	10/01/06	03/31/07	10/01/06 – 03/31/07
Class A
Actual (11.59% return)	$1,000.00	$1,115.90	$6.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.14
Class B
Actual (11.59% return)	$1,000.00	$1,115.90	$6.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.15	$5.84
Class C
Actual (11.15% return)	$1,000.00	$1,111.50	$10.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.16	$9.85
Class D
Actual (11.70% return)	$1,000.00	$1,117.00	$5.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.04	$4.94

*  Expenses are equal to the Fund's annualized expense ratios of 1.22%, 1.16%, 1.96% and 0.98% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Australia (2.0%)
	Beverages: Alcoholic
1,506,209	Foster's Group Ltd. (b)	$8,340,693
	Construction Materials
1,056,187	Boral Ltd. (b)	7,035,490
	Food: Major Diversified
6,005,887	Goodman Fielder Ltd. (b)	11,846,588
Total Australia		27,222,771
	Bermuda (4.0%)
	Industrial Conglomerates
594,931	Ingersoll-Rand Co. Ltd. (Class A)	25,802,157
900,379	Tyco International Ltd.	28,406,957
Total Bermuda		54,209,114
	Cayman Islands (1.4%)
	Property - Casualty Insurers
267,907	XL Capital Ltd. (Class A) (b)	18,742,774
	France (7.5%)
	Construction Materials
134,597	Lafarge S.A.	21,153,699
	Integrated Oil
300,060	Total S.A.	21,016,721
	Major Banks
339,833	BNP Paribas	35,483,638
	Major Telecommunications
269,546	France Telecom S.A.	7,116,246
	Pharmaceuticals: Major
185,851	Sanofi-Aventis	16,156,871
Total France		100,927,175
	Germany (2.9%)
	Chemicals: Major Diversified
79,424	BASF AG	8,938,974

NUMBER OF SHARES		VALUE
	Motor Vehicles
245,829	Bayerische Motoren Werke (BMW) AG	$14,500,130
195,481	DaimlerChrysler AG (Registered Shares)	16,028,183
		30,528,313
Total Germany		39,467,287
	Ireland (2.9%)
	Food: Specialty/Candy
635,896	Kerry Group PLC (A Shares)	17,662,851
	Major Banks
978,091	Bank of Ireland	21,094,205
Total Ireland		38,757,056
	Italy (1.8%)
	Integrated Oil
737,927	ENI SpA	24,005,019
	Japan (8.6%)
	Electrical Products
992,200	Sumitomo Electric Industries, Ltd. (b)	15,080,767
	Electronic Equipment/ Instruments
377,100	Canon Inc.	20,246,336
	Household/Personal Care
482,000	Kao Corp. (b)	14,104,326
	Motor Vehicles
961,600	Nissan Motor Co., Ltd. (b)	10,301,109
	Pharmaceuticals: Major
324,000	Takeda Pharmaceutical Co., Ltd.	21,242,748
	Pharmaceuticals: Other
293,300	Astellas Pharma Inc.	12,637,523
	Property - Casualty Insurers
557,000	Mitsui Sumitomo Insurance Co., Ltd. (b)	6,987,303

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2007 continued

NUMBER OF SHARES		VALUE
	Recreational Products
318,200	Sankyo Co., Ltd. (b)	$13,980,288
Total Japan		114,580,400
	Netherlands (4.1%)
	Engineering & Construction
483,003	Chicago Bridge & Iron Company N.V.	14,852,342
	Food: Major Diversified
724,791	Unilever NV (Share Certificates) (b)	21,099,913
	Industrial Conglomerates
164,807	Koninklijke (Royal) Philips Electronics NV	6,292,181
	Publishing: Books/Magazines
404,592	Wolters Kluwer NV (Share Certificates)	12,134,962
Total Netherlands		54,379,398
	Singapore (1.0%)
	Other Transportation
9,954,000	ComfortDelGro Corp. Ltd.	13,051,631
	South Korea (0.7%)
	Wireless Telecommunications
404,944	SK Telecom Co., Ltd. (ADR) (b)	9,483,788
	Spain (2.3%)
	Major Banks
605,308	Banco Bilbao Vizcaya Argentaria, S.A.	14,857,074
	Major Telecommunications
713,784	Telefonica S.A.	15,727,588
Total Spain		30,584,662
	Switzerland (2.6%)
	Chemicals: Agricultural
68,640	Syngenta AG (Registered Shares)*	13,127,252

NUMBER OF SHARES		VALUE
	Financial Conglomerates
268,683	UBS AG (Registered Shares)	$15,956,990
	Pharmaceuticals: Major
95,463	Novartis AG (Registered Shares) (b)	5,473,202
Total Switzerland		34,557,444
	Taiwan (0.7%)
	Major Telecommunications
442,496	Chunghwa Telecom Co., Ltd. (ADR)	8,814,520
	United Kingdom (21.8%)
	Advertising/Marketing Services
1,481,709	WPP Group PLC	22,444,098
	Aerospace & Defense
2,314,470	Rolls-Royce Group PLC*	22,503,328
140,180,923	Rolls-Royce Group PLC (B Shares)	275,764
		22,779,092
	Beverages: Alcoholic
676,827	Diageo PLC	13,707,320
	Financial Conglomerates
4,853,824	Old Mutual PLC	15,668,994
	Food Retail
3,461,279	Morrison (W.M.) Supermarkets PLC	21,022,874
	Food: Specialty/Candy
2,531,295	Cadbury Schweppes PLC	32,466,754
	Integrated Oil
394,305	Royal Dutch Shell PLC (ADR) (Class A)	26,142,421
	Major Banks
1,386,398	Barclays PLC	19,663,993
721,305	Royal Bank of Scotland Group PLC	28,151,992
		47,815,985

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2007 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
1,153,394	GlaxoSmithKline PLC	$31,697,325
	Publishing: Books/Magazines
1,396,153	Reed Elsevier PLC	16,685,062
	Tobacco
640,037	Imperial Tobacco Group PLC	28,644,088
	Wireless Telecommunications
4,684,799	Vodafone Group PLC	12,487,594
Total United Kingdom		291,561,607
	United States (34.4%)
	Aerospace & Defense
85,683	Boeing Co.	7,618,076
89,890	Northrop Grumman Corp.	6,671,636
		14,289,712
	Aluminum
293,186	Alcoa, Inc.	9,939,005
	Coal
336,152	Peabody Energy Corp.	13,526,756
	Computer Peripherals
1,386,865	EMC Corp.* (b)	19,208,080
	Computer Processing Hardware
332,424	Hewlett-Packard Co.	13,343,499
	Data Processing Services
529,817	First Data Corp.	14,252,077
	Electric Utilities
164,436	American Electric Power Co., Inc. (b)	8,016,255
163,904	Dominion Resources, Inc. (b)	14,549,758
		22,566,013
	Finance/Rental/Leasing
343,272	Freddie Mac	20,421,251
	Financial Conglomerates
508,425	Citigroup, Inc.	26,102,540
	Forest Products
96,394	Weyerhaeuser Co.	7,204,490

NUMBER OF SHARES		VALUE
	Information Technology Services
301,723	International Business Machines Corp.	$28,440,410
	Insurance Brokers/Services
672,101	Marsh & McLennan Companies, Inc.	19,685,838
	Integrated Oil
313,227	Chevron Corp.	23,166,269
	Investment Banks/Brokers
221,631	Merrill Lynch & Co., Inc.	18,100,604
	Investment Managers
453,360	Mellon Financial Corp. (b)	19,557,950
	Major Telecommunications
225,271	AT&T Inc.	8,882,436
325,369	Verizon Communications, Inc.	12,337,992
		21,220,428
	Managed Health Care
369,781	UnitedHealth Group Inc.	19,587,300
	Miscellaneous Manufacturing
227,756	Pentair, Inc. (b)	7,096,877
	Multi-Line Insurance
94,989	American International Group, Inc.	6,385,161
	Packaged Software
382,137	McAfee Inc.*	11,112,544
	Pharmaceuticals: Major
752,498	Pfizer, Inc.	19,008,099
1,215,475	Schering-Plough Corp.	31,006,767
511,813	Wyeth	25,606,004
		75,620,870
	Property - Casualty Insurers
261,000	Travelers Companies, Inc. (The)	13,511,970
	Tobacco
411,568	Altria Group, Inc.	36,139,786
Total United States		460,479,430
Total Common Stocks (Cost $874,275,946)		1,320,824,076

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (8.8%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (7.2%)
$2,161	AIG-FP Matched Funding Corp., 5.30%, 12/17/07 (c)	$2,160,904
1,543	Alliance & Leister Plc., 5.33%, 04/30/08 (c)	1,543,391
751	Anglo Irish Bank Corp. PLC, 5.35%, 07/09/07	751,369
772	Bancaja, 5.36%, 04/30/08 (c)	771,695
2,469	Bank of America, 5.32%, 05/15/07 (c)	2,469,426
772	Bank of New York Co., Inc., 5.32%, 04/30/08 (c)	771,695
1,543	Bear Stearns, 5.36%, 04/30/08 (c)	1,543,391
1,543	BNP Paribas Mtn., 5.33%, 04/30/08 (c)	1,543,391
3,087	Cam US Finance SA Unipersonal, 5.36%, 04/30/08 (c)	3,086,782
	CIC NY,
1,080	5.30%, 09/04/07 (c)	1,080,298
1,543	5.34%, 05/31/07 (c)	1,543,391
2,778	CIT Group Holdings 5.37%, 04/30/08 (c)	2,778,104
	Credit Suisse First Boston, NY,
926	5.29%, 05/15/07	926,035
1,543	5.32%, 03/14/08 (c)	1,543,391
	Deutsche Bank Securities Inc.,
6,174	5.40%, 04/02/07	6,173,564
14,817	5.46%, 04/02/07	14,816,553
1,543	Dexia Bank NY, 5.32%, 09/28/07 (c)	1,543,238
772	First Tennessee Bank 5.33%, 04/30/08 (c)	771,696
2,220	Gemini Securitizaton Corp., 5.41%, 04/02/07	2,219,722

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Goldman Sachs Group, Inc.,
$772	5.37%, 04/30/08 (c)	$771,695
1,451	5.55%, 03/28/08 (c)	1,450,788
772	HSBC Finance Corp., 5.33%, 04/30/08 (c)	771,695
1,106	Mane Funding Corp., 5.29%, 04/10/07	1,105,553
926	Manufacturers and Traders, 5.30% 06/15/07 (c)	926,035
1,548	Marshall & Ilsley Bank, 5.37% 12/17/07	1,547,721
811	Merrill Lynch and Co., 5.33%, 04/26/07 (c)	811,001
2,315	Metropolitan Life Global Funding 5.31% 04/30/08 (c)	2,315,086
	Natexis Banques Populaires NY,
1,543	5.33%, 09/07/07 (c)	1,543,391
1,543	5.34%, 04/05/07 (c)	1,543,391
1,173	National Australia Bank Ltd., 5.31%, 04/30/08 (c)	1,172,977
772	National City Bank Cleveland, 5.32%, 09/18/07 (c)	771,666
3,087	National Rural Utilites Coop., Fin., 5.31%, 04/30/08 (c)	3,086,782
1,790	Nationwide Building Society, 5.43%, 03/28/08 (c)	1,790,334
2,315	Nordea Bank New York, 5.31%, 05/16/07 (c)	2,315,058
914	Raiffeisen ZentralBank Oesterreich, 5.31%, 06/19/07	913,769
1,371	Rhein-Gold Securitisation, 5.32%, 05/15/07	1,371,023
396	Sedna Finance Inc., 5.32% 05/15/07	396,073
1,543	Skandi New York, 5.32%, 04/30/08 (c)	1,543,391
1,543	Toronto Dominion New York, 5.32%, 05/29/07 (c)	1,543,391
3,073	Tulip Ex:Tulip Funding Corp., 5.36%, 04/30/07	3,072,601

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$15,168	UBS Securities LLC, 5.40%, 04/02/07	$15,168,070
1,698	UniCredito Delaware Inc., 5.32%, 04/30/08 (c)	1,697,843
1,080	Unicredito Italiano Bank (IRE) PLC, 5.34%, 04/30/08 (c)	1,080,374
	Total Short-Term Securities held as Collateral on Loaned Securities (Cost $96,747,744)	96,747,744
	Repurchase Agreement (1.6%)
20,937	Joint repurchase agreement account 5.29% due 04/02/07 (dated 03/30/07; proceeds ($20,946,230) (a) (Cost $20,937,000)	20,937,000
Total Short-Term Investments (Cost $117,684,744)		117,684,744

Total Investments (Cost $991,960,690) (d)	107.5%	1,438,508,820
Liabilities in Excess of Other Assets	(7.5)	(100,535,551)
Net Assets	100.0%	$1,337,973,269

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Collateralized by federal agency and U.S. Treasury obligations.

  (b)  All or a portion of this security was on loan as of March 31, 2007.

  (c)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.

  (d)  The aggregate cost for federal income tax purposes is $993,924,309. The aggregate gross unrealized appreciation is $448,979,027 and the aggregate gross unrealized depreciation is $4,394,516, resulting in net unrealized appreciation of $444,584,511.

Forward Foreign Currency Contract Open at March 31, 2007:

CONTRACT TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
HKD	3,531,026	$451,831	04/02/07	$(71)

Currency Abbreviation:

HKD  Hong Kong Dollar.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  ■  March 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$150,191,016	10.4%
Major Banks	119,250,902	8.3
Collateral on Loaned Securities	96,747,744	6.7
Integrated Oil	94,330,430	6.5
Tobacco	64,783,874	4.5
Industrial Conglomerates	60,501,295	4.2
Financial Conglomerates	57,728,524	4.0
Major Telecommunications	52,878,782	3.7
Food: Specialty/Candy	50,129,605	3.5
Motor Vehicles	40,829,422	2.8
Property - Casualty Insurers	39,242,047	2.7
Aerospace & Defense	37,068,804	2.6
Food: Major Diversified	32,946,501	2.3
Publishing: Books/ Magazines	28,820,024	2.0
Information Technology Services	28,440,410	2.0
Construction Materials	28,189,189	2.0
Electric Utilities	22,566,013	1.6
Advertising/Marketing Services	22,444,098	1.6
Beverages: Alcoholic	22,048,013	1.5
Wireless Telecommunications	21,971,382	1.5
Food Retail	21,022,874	1.5
Repurchase Agreement	20,937,000	1.5
Finance/Rental/Leasing	20,421,251	1.4

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Electronic Equipment/ Instruments	$20,246,336		1.4%
Insurance Brokers/ Services	19,685,838		1.4
Managed Health Care	19,587,300		1.4
Investment Managers	19,557,950		1.4
Computer Peripherals	19,208,080		1.3
Investment Banks/ Brokers	18,100,604		1.3
Electrical Products	15,080,767		1.0
Engineering & Construction	14,852,342		1.0
Data Processing Services	14,252,077		1.0
Household/Personal Care	14,104,326		1.0
Recreational Products	13,980,288		1.0
Coal	13,526,756		0.9
Computer Processing Hardware	13,343,499		0.9
Chemicals: Agricultural	13,127,252		0.9
Other Transportation	13,051,631		0.9
Pharmaceuticals: Other	12,637,523		0.9
Packaged Software	11,112,544		0.8
Aluminum	9,939,005		0.7
Chemicals: Major Diversified	8,938,974		0.6
Forest Products	7,204,490		0.5
Miscellaneous Manufacturing	7,096,877		0.5
Multi-Line Insurance	6,385,161		0.4
	$1,438,508,820	*	100.0%

  *  Does not include open forward foreign currency contract with unrealized depreciation of $71.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments in securities, at value (cost $991,960,690) (including $93,258,082 for securities loaned)	$1,438,508,820
Cash (Including foreign currency valued at $188,761 with a cost of $188,419)	939,920
Receivable for:
Dividends	3,764,130
Investments sold	614,744
Shares of beneficial interest sold	358,899
Foreign withholding taxes reclaimed	123,574
Interest	6,153
Prepaid expenses and other assets	206,401
Receivable from Distributor	133,418
Total Assets	1,444,656,059
Liabilities:
Collateral on securities loaned at value	96,747,744
Unrealized depreciation on open forward foreign currency contracts	71
Payable for:
Investments purchased	6,235,211
Shares of beneficial interest redeemed	2,164,746
Investment advisory fee	744,966
Distribution fee	354,123
Administration fee	89,765
Transfer agent fee	37,975
Accrued expenses and other payables	308,189
Total Liabilities	106,682,790
Net Assets	$1,337,973,269
Composition of Net Assets:
Paid-in-capital	$853,833,927
Net unrealized appreciation	446,592,587
Accumulated undistributed net investment income	5,067,549
Accumulated undistributed net realized gain	32,479,206
Net Assets	$1,337,973,269
Class A Shares:
Net Assets	$860,097,356
Shares Outstanding (unlimited authorized, $.01 par value)	52,708,913
Net Asset Value Per Share	$16.32
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.22
Class B Shares:
Net Assets	$187,734,190
Shares Outstanding (unlimited authorized, $.01 par value)	11,359,143
Net Asset Value Per Share	$16.53
Class C Shares:
Net Assets	$19,675,404
Shares Outstanding (unlimited authorized, $.01 par value)	1,212,644
Net Asset Value Per Share	$16.23
Class D Shares:
Net Assets	$270,466,319
Shares Outstanding (unlimited authorized, $.01 par value)	16,539,683
Net Asset Value Per Share	$16.35

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the year ended March 31, 2007

Net Investment Income: Income
Dividends (net of $1,889,437 foreign withholding tax)	$34,339,567
Interest	1,386,716
Income from securities loaned - net	22,522
Total Income	35,748,805
Expenses
Investment advisory fee	8,945,898
Distribution fee (Class A shares)	2,105,025
Distribution fee (Class B shares)	290,202
Distribution fee (Class C shares)	184,689
Transfer agent fees and expenses	1,854,555
Administration fee	1,078,561
Shareholder reports and notices	678,530
Custodian fees	216,860
Professional fees	78,661
Registration fees	57,898
Trustees' fees and expenses	26,471
Other	109,252
Total Expenses	15,626,602
Less: expense offset	(10,086)
Net Expenses	15,616,516
Net Investment Income	20,132,289
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	100,421,896
Foreign exchange transactions	149,398
Net Realized Gain	100,571,294
Net Change in Unrealized Appreciation/Depreciation on:
Investments	108,674,995
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	89,408
Net Appreciation	108,764,403
Net Gain	209,335,697
Net Increase	$229,467,986

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2007	FOR THE YEAR ENDED MARCH 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$20,132,289	$21,237,066
Net realized gain	100,571,294	115,979,522
Net change in unrealized appreciation	108,764,403	23,224,685
Net Increase	229,467,986	160,441,273
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(11,773,719)	(19,657,343)
Class B shares	(2,682,349)	(2,488,279)
Class C shares	(129,088)	(178,330)
Class D shares	(4,432,202)	(7,201,794)
Net realized gain
Class A shares	(67,300,448)	—
Class B shares	(14,378,805)	—
Class C shares	(1,474,060)	—
Class D shares	(21,577,397)	—
Total Dividends and Distributions	(123,748,068)	(29,525,746)
Net decrease from transactions in shares of beneficial interest	(152,352,435)	(230,810,717)
Net Decrease	(46,632,517)	(99,895,190)
Net Assets:
Beginning of period	1,384,605,786	1,484,500,976
End of Period
(Including accumulated undistributed net investment income of $5,067,549 and $3,803,209, respectively)	$1,337,973,269	$1,384,605,786

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at March 31, 2007 were $93,258,082 and $96,747,744, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory, Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily the net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $4,158,597 for the year ended March 31, 2007.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of March 31, 2007.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

For the year ended March 31, 2007, the distribution fee was accrued for Class B shares at an annual rate of 0.15%.

At March 31, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,124, $228,782 and $1,369, respectively and received $154,292 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2007 aggregated $283,866,710 and $518,306,018, respectively. Included in the aforementioned are sales of $16,859,825 with other Morgan Stanley funds including net realized gains of $2,259,551.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2007 included in Trustees' fees and expenses in the Statement of

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

Operations amounted to $5,679. At March 31, 2007, the Fund had an accrued pension liability of $66,047 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At March 31, 2007, investments in securities of issuers in United Kingdom represented 21.8% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2007		FOR THE YEAR ENDED MARCH 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,536,463	$24,589,899	1,082,059	$15,434,302
Conversion from Class B	1,053,453	15,949,916	65,653,246	898,084,460
Reinvestment of dividends and distributions	4,627,791	70,566,264	1,212,391	17,077,459
Redeemed	(12,174,452)	(190,440,509)	(12,778,005)	(182,095,837)
Net increase (decrease) — Class A	(4,956,745)	(79,334,430)	55,169,691	748,500,384
CLASS B SHARES
Sold	989,939	15,852,299	1,256,733	17,789,344
Conversion to Class A	(1,040,798)	(15,949,916)	(65,637,096)	(898,084,460)
Reinvestment of dividends and distributions	992,918	15,328,715	148,927	2,184,766
Redeemed	(2,940,344)	(46,409,432)	(5,164,141)	(73,283,139)
Net decrease — Class B	(1,998,285)	(31,178,334)	(69,395,577)	(951,393,489)
CLASS C SHARES
Sold	171,189	2,696,526	193,302	2,711,069
Reinvestment of dividends and distributions	98,500	1,495,106	11,810	167,145
Redeemed	(296,409)	(4,574,003)	(333,208)	(4,700,121)
Net decrease — Class C	(26,720)	(382,371)	(128,096)	(1,821,907)
CLASS D SHARES
Sold	861,848	13,470,298	3,416,425	48,427,116
Reinvestment of dividends and distributions	1,518,452	23,183,847	448,216	6,333,487
Redeemed	(5,010,833)	(78,111,445)	(5,671,161)	(80,856,308)
Net decrease — Class D	(2,630,533)	(41,457,300)	(1,806,520)	(26,095,705)
Net decrease in Fund	(9,612,283)	$(152,352,435)	(16,160,502)	$(230,810,717)

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MARCH 31, 2007	FOR THE YEAR ENDED MARCH 31, 2006
Ordinary income	$20,719,543	$29,525,746
Long-term capital gains	103,028,525	—
Total distributions	$123,748,068	$29,525,746
As of March 31, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$9,598,632
Undistributed long-term gains	30,235,619
Net accumulated earnings	39,834,251
Foreign tax credit pass-through	1,106,575
Post-October losses	(201,158)
Temporary differences	(1,229,294)
Net unrealized appreciation	444,628,968
Total accumulated earnings	$484,139,342

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

Permanent differences, due to foreign currency gains and a nondeductible expense, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$149,409	$(149,398)	$(11)

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  March 31, 2007 continued

obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31
	2007	2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.11	$13.80	$12.68	$8.61	$11.34
Income (loss) from investment operations:
Net investment income‡	0.22	0.20	0.18	0.14	0.16
Net realized and unrealized gain (loss)	2.46	1.44	1.11	4.03	(2.74)
Total income (loss) from investment operations	2.68	1.64	1.29	4.17	(2.58)
Less dividends and distributions from:
Net investment income	(0.22)	(0.33)	(0.17)	(0.10)	(0.15)
Net realized gain	(1.25)	–	–	–	–
Total dividends and distributions	(1.47)	(0.33)	(0.17)	(0.10)	(0.15)
Net asset value, end of period	$16.32	$15.11	$13.80	$12.68	$8.61
Total Return†	18.56%	12.07%	10.40%	48.65%	(22.98)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.21%	1.22%	1.17%	1.20%	1.19%
Net investment income	1.44%	1.45%	1.39%	1.21%	1.67%
Supplemental Data:
Net assets, end of period, in thousands	$860,097	$871,393	$34,451	$26,792	$14,421
Portfolio turnover rate	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31
	2007	2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.29	$13.79	$12.62	$8.63	$11.34
Income (loss) from investment operations:
Net investment income‡	0.24	0.22	0.11	0.05	0.09
Net realized and unrealized gain (loss)	2.49	1.44	1.13	4.02	(2.74)
Total income (loss) from investment operations	2.73	1.66	1.24	4.07	(2.65)
Less dividends and distributions from:
Net investment income	(0.24)	(0.16)	(0.07)	(0.08)	(0.06)
Net realized gain	(1.25)	–	–	–	–
Total dividends and distributions	(1.49)	(0.16)	(0.07)	(0.08)	(0.06)
Net asset value, end of period	$16.53	$15.29	$13.79	$12.62	$8.63
Total Return†	18.65%	12.10%	9.82%	47.58%	(23.58)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.12%	1.19%	1.71%	1.96%	1.97%
Net investment income	1.53%	1.48%	0.85%	0.45%	0.89%
Supplemental Data:
Net assets, end of period, in millions	$188	$204	$1,141	$1,235	$998
Portfolio turnover rate	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31
	2007	2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.04	$13.66	$12.54	$8.58	$11.29
Income (loss) from investment operations:
Net investment income‡	0.11	0.10	0.09	0.05	0.09
Net realized and unrealized gain (loss)	2.44	1.42	1.12	4.00	(2.73)
Total income (loss) from investment operations	2.55	1.52	1.21	4.05	(2.64)
Less dividends and distributions from:
Net investment income	(0.11)	(0.14)	(0.09)	(0.09)	(0.07)
Net realized gain	(1.25)	–	–	–	–
Total dividends and distributions	(1.36)	(0.14)	(0.09)	(0.09)	(0.07)
Net asset value, end of period	$16.23	$15.04	$13.66	$12.54	$8.58
Total Return†	17.69%	11.25%	9.61%	47.54%	(23.61)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.96%	1.93%	1.88%	1.96%	1.97%
Net investment income	0.69%	0.74%	0.68%	0.45%	0.89%
Supplemental Data:
Net assets, end of period, in thousands	$19,675	$18,644	$18,674	$16,336	$10,096
Portfolio turnover rate	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31
	2007	2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.14	$13.83	$12.69	$8.61	$11.33
Income (loss) from investment operations:
Net investment income‡	0.26	0.24	0.21	0.15	0.17
Net realized and unrealized gain (loss)	2.46	1.43	1.13	4.04	(2.72)
Total income (loss) from investment operations	2.72	1.67	1.34	4.19	(2.55)
Less dividends and distributions from:
Net investment income	(0.26)	(0.36)	(0.20)	(0.11)	(0.17)
Net realized gain	(1.25)	–	–	–	–
Total dividends and distributions	(1.51)	(0.36)	(0.20)	(0.11)	(0.17)
Net asset value, end of period	$16.35	$15.14	$13.83	$12.69	$8.61
Total Return†	18.89%	12.33%	10.61%	49.09%	(22.80)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.97%	0.97%	0.94%	0.96%	0.97%
Net investment income	1.68%	1.70%	1.62%	1.45%	1.89%
Supplemental Data:
Net assets, end of period, in thousands	$270,466	$290,318	$290,038	$234,691	$111,664
Portfolio turnover rate	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Dividend Growth Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 22, 2007

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of March 31, 2007.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Global Dividend Growth Securities

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)
During the fiscal year ended March 31, 2007, 48.32% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended March 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.02 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.16 per share with respect to this election.
Also during the fiscal year ended March 31, 2007, the Fund paid to its shareholders $1.23 per share from long-term capital gains.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

GLBPRT IU07-01055P-Y03/07

MORGAN STANLEY FUNDS

Morgan Stanley
Global Dividend
Growth Securities

Annual Report

March 31, 2007

Item 2.    Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.    Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.    Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$42,200		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$6,559,000	(2)
Tax Fees	$6,880	(3)	$623,667	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$7,411		$7,182,667

Total	$49,611		$7,182,667

2006

	Registrant		Covered Entities(1)
Audit Fees	$40,973		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$5,180,378	(2)
Tax Fees	$6,388	(3)	$2,275,787	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$6,928		$7,456,165

Total	$47,901		$7,456,165

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.    Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.    Schedule of Investments

Refer to Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.    Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

May 22, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2007